Schedule of Composition of Investments at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Alternative assets	$ 211,324	$ 259,113	$ 293,916
Debt securities available-for-sale	1,777	1,687	2,962
Other equity securities and interests	26,500	26,500	26,800
Customer ExAlt Trusts [Member]
Alternative assets	211,324	259,113	293,916
Public equity securities	4,376	4,065	4,897
Debt securities available-for-sale	1,777	1,687	2,962
Other equity securities and interests	26,501	26,506	27,338
Total investments, at fair value	$ 243,978	291,371	329,113
Beneficient [Member]
Alternative assets
Public equity securities
Debt securities available-for-sale
Other equity securities and interests			6
Total investments, at fair value			$ 6